[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07694
MORGAN STANLEY EMERGING MARKETS DEBT FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	3/31/05

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Emerging Markets Debt Fund, Inc.

First Quarter Report

March 31, 2005 (unaudited)

Portfolio of Investments

(Showing Percentage of Total Value of Investments)

			Face
			Amount	Value
			(000)	(000)
DEBT INSTRUMENTS (94.3%)
Argentina (3.0%)
Sovereign (3.0%)
Republic of Argentina
6.00%, 3/31/23	(a)	$1,724		$1,008
11.375%, 3/15/10-1/30/17	(a)		2,599	793
11.75%, 4/7/09-6/15/15	(a)		11,850	3,614
12.125%, 5/21/05	(a)		1,500	496
Republic of Argentina (Linked Variable Rate)
87.961%, 4/10/05	(a)		4,090	1,452
				7,363

Brazil (15.3%)
Sovereign (15.3%)
Federative Republic of Brazil
3.063%, 4/15/24	(b)		5,280	4,792
6.00%, 4/15/24	(b)		1,490	1,341
8.00%, 4/15/14	(c)		11,453	11,374
8.875%, 10/14/19-4/15/24			5,228	4,998
10.50%, 7/14/14			3,920	4,322
11.00%, 8/17/40			2,335	2,602
14.50%, 10/15/09			6,040	7,616
				37,045
Bulgaria (1.6%)
Sovereign (1.6%)
Republic of Bulgaria
8.25%, 1/15/15	(d)		1,699	2,064
Republic of Bulgaria (Registered)
8.25%, 1/15/15			1,490	1,811
				3,875
Chile (1.9%)
Corporate (1.9%)
Empresa Nacional de Petroleo
6.75%, 11/15/12	(d)		4,170	4,499
Colombia (2.4%)
Sovereign (2.4%)
Republic of Colombia
9.75%, 4/9/11			2,833	3,130
10.375%, 1/28/33			370	394
11.75%, 2/25/20			1,865	2,229
				5,753
Ecuador (1.4%)
Sovereign (1.4%)
Republic of Ecuador
8.00%, 8/15/30	(e)		3,690	3,340
India (0.0%)
Corporate (0.0%)
Surashtra Cement and Chemical Ltd.
19.00%, (expired maturity)	(f)	INR	30,000	—	@

Indonesia (2.7%)
Corporate (2.7%)
Pindo Deli Finance (Mauritius)
10.75%, 10/1/07	(d)(a)	$11,610	3,541
Tjiwi Kimia Finance Mauritius Ltd.
10.00%, (expired maturity)	(a)	2,130	905
Tjiwi Kimia International Global Bond
13.25%, (expired maturity)		4,990	2,121
			6,567
Ivory Coast (0.2%)
Sovereign (0.2%)
Republic of Ivory Coast
2.00%, 3/29/18	(a)	2,045	363
Malaysia (3.8%)
Sovereign (3.8%)
Government of Malaysia
7.50%, 7/15/11		1,390	1,576
8.75%, 6/1/09		6,720	7,715
			9,291
Mexico (20.1%)
Corporate (7.7%)
Pemex Project Funding Master Trust
4.31%, 6/15/10	(b)(d)	4,250	4,346
8.625%, 12/1/23	(d)	1,740	1,979
9.125%, 10/13/10		4,040	4,676
9.50%, 9/15/27	(d)	4,860	5,978
Satelites Mexicanos S.A. de CV, ‘B’
10.125%, (expired maturity)	(a)	3,343	1,722
			18,701
Sovereign (12.4%)
United Mexican States
8.125%, 12/30/19		5,363	6,159
8.30%, 8/15/31		1,940	2,226
8.375%, 1/14/11	(c)	10,210	11,644
10.375%, 2/17/09		3,430	4,063
11.50%, 5/15/26		3,939	5,968
			30,060
			48,761
Nigeria (1.1%)
Sovereign (1.1%)
Central Bank of Nigeria Par Bond
6.25%, 11/15/20	(e)	3,000	2,775
Panama (3.9%)
Sovereign (3.9%)
Republic of Panama
8.875%, 9/30/27		2,650	2,862
9.375%, 4/1/29		1,890	2,164
9.625%, 2/8/11		2,380	2,701
10.75%, 5/15/20		1,390	1,731
			9,458
Peru (2.3%)
Sovereign (2.3%)
Republic of Peru
5.00%, 3/7/17	(b)	1,683	1,578
8.375%, 5/3/16		1,610	1,683
9.875%, 2/6/15		1,965	2,279
			5,540
Philippines (4.6%)
Sovereign (4.6%)
Republic of Philippines
8.875%, 3/17/15		8,060	8,181
9.50%, 2/2/30		2,990	2,930
			11,111

Qatar (0.7%)
Sovereign (0.7%)
State of Qatar (Registered)
9.75%, 6/15/30		1,260	1,819
Russia (16.6%)
Sovereign (16.6%)
Aries Vermoegensverwaltungs GmbH
9.60%, 10/25/14		4,250	5,132
Russian Federation
5.00%, 3/31/30	(d)(e)	4,684	4,837
Russian Federation (Registered)
5.00%, 3/31/30	(e)	5	5
8.25%, 3/31/10		3,820	4,135
11.00%, 7/24/18		7,051	9,748
12.75%, 6/24/28		10,080	16,525
			40,382
Tunisia (0.3%)
Sovereign (0.3%)
Banque Centrale de Tunisie
7.375%, 4/25/12		750	834
Turkey (6.9%)
Sovereign (6.9%)
Citigroup Global Markets Holdings, Inc. (Turkish Lira Index Linked)
Zero Coupon, 2/23/06		2,210	2,842
Zero Coupon, 2/23/06		1,880	2,474
Zero Coupon, 2/23/06		1,690	2,302
Republic of Turkey
11.00%, 1/14/13		4,770	5,796
11.50%, 1/23/12		2,700	3,297
			16,711
Ukraine (1.1%)
Sovereign (1.1%)
Republic of Ukraine
6.365%, 8/5/09	(b)(d)	2,480	2,654
Venezuela (4.4%)
Sovereign (4.4%)
Republic of Venezuela
8.50%, 10/8/14		1,510	1,491
9.25%, 9/15/27		1,480	1,473
9.375%, 1/13/34		2,380	2,362
10.75%, 9/19/13		4,890	5,453
			10,779
TOTAL DEBT INSTRUMENTS (Cost $224,181)			228,920

		No. of Warrants

WARRANTS (0.1%)
Nigeria (0.0%)
Central Bank of Nigeria, expiring 11/15/20	(f)(g)	8,750	—	@
Venezuela (0.1%)
Republic of Venezuela Oil-Linked Payment Obligation, expiring 4/15/20	(b)(g)	11,350	241
TOTAL WARRANTS (Cost $@ —)			241

		Face
		Amount
		(000)
SHORT-TERM INVESTMENT (5.6%)
United States (5.6%)
Repurchase Agreement
J.P. Morgan Securities, Inc., 2.78%, dated 3/31/05, due 4/1/05, repurchase price $13,557 (Cost $13,556)	(h)	$13,556	13,556
TOTAL INVESTMENTS + (100.0%) (Cost $237,737)			242,717
LIABILITIES IN EXCESS OF OTHER ASSETS			(19,816)
NET ASSETS			$222,901

(a)                                  Security is in default.

(b)                                 Variable/Floating Rate Security – Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on March 31, 2005.

(c)                                  Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of March 31, 2005.

(d)                                 144A Security - Certain conditions for public sale mas exist. Unless otherwise noted, these securities are deemed to be liquid.

(e)                                  Step Bond - coupon rate increases to maturity. Rate disclosed is as of March 31, 2005. Maturity date disclosed is ultimate maturity.

(f)                                    Security was valued at fair value. At March 31, 2005, the Fund held fair valued securities, each valued at less than $500, representing less than 0.05% of net assets.

(g)                                 Non-income producing security.

(h)                                 Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

+                                         At March 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $237,737,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $4,980,000 of which $14,526,000 related to appreciated securities and $9,546,000 related to depreciated securities.

@                                    Value/Face Amount is less than $500.

INR                           Indian Rupee

Futures Contracts:

The Fund had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)

Short:
U.S. Treasury
2 yr. Note	310	$64,136	Jun-05	$118

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Emerging Markets Debt Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 19, 2005

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 19, 2005